Exhibit 99.1

FIFTH THIRD AUTO TRUST 2013-1

Statement to Securityholders

Determination Date: February 13, 2014

DATES
Collection Period	6
Collection Period Beginning Date	1/01/2014
Collection Period Ending Date	1/31/2014
Payment Date	2/18/2014

I DEAL SUMMARY

	Ratio	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance
Class A-1 Notes	31.3%	$112,222,449.19	$45,478,501.95	$66,743,947.24
Class A-2 Notes	100.0%	$389,000,000.00	$0.00	$389,000,000.00
Class A-3 Notes	100.0%	$389,000,000.00	$0.00	$389,000,000.00
Class A-4 Notes	100.0%	$113,000,000.00	$0.00	$113,000,000.00

Total Securities	80.3%	$1,003,222,449.19	$45,478,501.95	$957,743,947.24

Overcollateralization		$59,220,022.57		$59,220,022.57
Reserve Account Balance		$3,253,847.39	$0.00	$3,253,847.39

Net Pool Balance		$1,062,442,471.76		$1,016,963,969.81

	Coupon Rate	Beginning Balance	Interest Distribution Amount
Class A-1 Notes	0.25000%	$112,222,449.19	$26,496.97
Class A-2 Notes	0.59000%	$389,000,000.00	$191,258.33
Class A-3 Notes	0.88000%	$389,000,000.00	$285,266.67
Class A-4 Notes	1.30000%	$113,000,000.00	$122,416.67

		$1,003,222,449.19	$625,438.64

II AVAILABLE FUNDS

Interest Collections	$3,925,871.83
Principal Collections (Including Repurchases)	$45,170,331.14
Liquidation Proceeds	$173,966.71
Less Advances*	($26,325.22)
Investment Earnings (Collections Act. Remitted to servicer)	$692.82
Investment Earnings (Reserve Act. Remitted to servicer)	$69.35

Total Collections	$49,244,606.63
Reserve Account Draw Amount	$0.00

Total Available Funds	$49,244,606.63

III DISTRIBUTIONS

	Amount Due	Amount Paid	Shortfall
Servicing Fees	$886,130.90	$886,130.90	$0.00
Class A-1 Notes	$26,496.97	$26,496.97	$0.00
Class A-2 Notes	$191,258.33	$191,258.33	$0.00
Class A-3 Notes	$285,266.67	$285,266.67	$0.00
Class A-4 Notes	$122,416.67	$122,416.67	$0.00
First Allocation of Principal	$0.00	$0.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$45,478,501.95	$45,478,501.95	$0.00
Accrued and unpaid fees to owner trustee	$0.00	$0.00	$0.00
Accrued and unpaid fees to indenture trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$2,254,535.14	$2,254,535.14	$0.00

	$49,244,606.63	$49,244,606.63

Principal Payment:
First Allocation of Principal	$0.00
Regular Principal Distribution Amount	$45,478,501.95

Total	$45,478,501.95

IV POOL INFORMATION

Beginning of Current Period
Pool Balance	$1,016,963,970.00
Number of Receivables Outstanding	80,424
Weighted Average Contract Rate	4.21%
Weighted Average Remaining Term (mos)	43.68

V OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$3,253,847.39
Initial Target Credit Enhancement Overcollateralization Amount	$59,220,022.57
Target Credit Enhancement Overcollateralization Amount	$59,220,022.57
Beginning Period Overcollateralization Amount	$59,220,022.57
Ending Period Overcollateralization Amount	$59,220,022.57

Overcollateralization Shortfall	$0.00

VI RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$3,253,847.39
Beginning Reserve Account Balance	$3,253,847.39
Reserve Account Deposits Made	$0.00
Reserve Account Earnings	$0.00
Distribute Earnings Collection	$0.00
Reserve Account Draws	$0.00

Ending Reserve Account Balance	$3,253,851.39

VII LOSS & DELINQUENCY INFORMATION

Defaulted Receivables	$106,103.71
Realized Losses for Collection Period	$147,966.03
CHG Off Recoveries for Collection Period	$13,761.93

Net Losses for Collection Period	$134,204.10
Cumulative Losses (net of recoveries) for All Collection Periods	$392,263.99
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.03014%

	# of Receivables	Amount
Receivables 30-59 Days Delinquent	216	$2,700,847.69
As % of Ending Pool Balance		0.266%
Receivables 60-89 Days Delinquent	70	$880,547.42
As % of Ending Pool Balance		0.087%
Receivables 90 - 119 Days Delinquent	29	$322,970.49
As % of Ending Pool Balance		0.032%
Receivables 120 - 150 Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.000%
Receivables 150+ Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%
Total Delinquencies	315	$3,904,365.60
As % of Ending Pool Balance		0.384%
Total Repossession	39	$577,959.51

*  Advance expenses incurred and associated with the liquidation process do not always occur in the same period of the actual collateral liquidation (i.e. servicer repossession costs can be incurred in periods prior to the eventual sale of a repossessed vehicle).